Segment report - Summary of operating segment (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Net interest income		¥ 13,194,380	¥ 12,311,328	¥ 13,112,128
Investment income/(loss)		1,654,764	(1,045,820)	79,976
Share of net losses of investments accounted for using the equity method		0	(691)	(5,416)
Total income		27,127,610	24,513,408	34,288,710
Sales and marketing expenses		(4,035,625)	(5,406,371)	(9,888,675)
General and administrative expenses		(1,922,484)	(2,023,650)	(2,350,043)
Operation and servicing expenses		(3,837,209)	(5,034,010)	(6,192,537)
Technology and analytics expenses		(990,848)	(1,177,697)	(1,405,800)
Credit impairment losses		(16,558,416)	(12,612,907)	(12,695,662)
Total expenses		(27,705,356)	(26,592,093)	(32,700,245)
Segment profit/(loss) before taxation		(577,746)	(2,078,685)	1,588,465
Less: Income tax expense		(1,133,865)	(1,524,830)	(635,367)
Segment profit/(loss)		(1,711,611)	(3,603,515)	¥ 953,098
Total assets		208,114,647	203,536,643
Total liabilities		126,073,572	119,938,886
Reportable segments [member]
Disclosure of operating segments [line items]
Service income		12,278,466	13,248,591
Net interest income		13,194,380	12,311,328
Investment income/(loss)		1,654,764	(1,045,820)
Share of net losses of investments accounted for using the equity method			(691)
Total income		27,127,610	24,513,408
Sales and marketing expenses		(3,923,562)	(5,245,453)
General and administrative expenses		(1,841,486)	(1,914,342)
Operation and servicing expenses		(3,791,110)	(4,953,447)
Technology and analytics expenses		(963,345)	(1,102,964)
Credit impairment losses		(16,558,416)	(12,612,907)
Depreciation and amortization		(266,663)	(425,522)
Others		(360,774)	(337,458)
Total expenses		(27,705,356)	(26,592,093)
Segment profit/(loss) before taxation		(577,746)	(2,078,685)
Less: Income tax expense		(1,133,865)	(1,524,830)
Segment profit/(loss)		(1,711,611)	(3,603,515)
Total assets		208,114,647	203,536,643
Total liabilities		126,073,572	119,938,886
Reportable segments [member] | Lending Related Business [Member]
Disclosure of operating segments [line items]
Service income		12,294,156	13,269,082
Net interest income		13,102,453	12,252,365
Investment income/(loss)		1,622,699	(969,967)
Share of net losses of investments accounted for using the equity method			(691)
Total income		27,019,308	24,550,789
Sales and marketing expenses		(3,870,154)	(5,211,047)
General and administrative expenses		(1,511,519)	(1,736,182)
Operation and servicing expenses		(3,685,504)	(4,874,498)
Technology and analytics expenses		(902,023)	(1,071,840)
Credit impairment losses		(16,434,843)	(12,544,752)
Depreciation and amortization		(248,038)	(388,252)
Others		222,508	413,175
Total expenses		(26,429,573)	(25,413,396)
Segment profit/(loss) before taxation		589,735	(862,607)
Less: Income tax expense		(502,192)	(472,871)
Segment profit/(loss)		87,543	(1,335,478)
Total assets		200,937,283	199,001,686
Total liabilities		119,523,801	115,102,461
Reportable segments [member] | Digital Banking Business [Member]
Disclosure of operating segments [line items]
Service income		2,958	123
Net interest income		91,707	57,685
Investment income/(loss)		108,057	47,037
Share of net losses of investments accounted for using the equity method			0
Total income		202,722	104,845
Sales and marketing expenses		(63,732)	(35,855)
General and administrative expenses		(50,572)	(30,515)
Operation and servicing expenses		(108,658)	(80,301)
Technology and analytics expenses		(73,671)	(49,902)
Credit impairment losses		(123,028)	(64,488)
Depreciation and amortization		(14,619)	(34,271)
Others		(17,000)	(63,764)
Total expenses		(451,280)	(359,096)
Segment profit/(loss) before taxation		(248,558)	(254,251)
Less: Income tax expense		0	0
Segment profit/(loss)		(248,558)	(254,251)
Total assets		11,194,673	4,884,657
Total liabilities		10,059,051	4,124,629
Reportable segments [member] | Material reconciling items [member]
Disclosure of operating segments [line items]
Service income	[1]	(18,648)	(20,614)
Net interest income	[1]	220	1,278
Investment income/(loss)	[1]	(75,992)	(122,890)
Share of net losses of investments accounted for using the equity method	[1]		0
Total income	[1]	(94,420)	(142,226)
Sales and marketing expenses	[1]	10,324	1,449
General and administrative expenses	[1]	(279,395)	(147,645)
Operation and servicing expenses	[1]	3,052	1,352
Technology and analytics expenses	[1]	12,349	18,778
Credit impairment losses	[1]	(545)	(3,667)
Depreciation and amortization	[1]	(4,006)	(2,999)
Others	[1]	(566,282)	(686,869)
Total expenses	[1]	(824,503)	(819,601)
Segment profit/(loss) before taxation	[1]	(918,923)	(961,827)
Less: Income tax expense	[1]	(631,673)	(1,051,959)
Segment profit/(loss)	[1]	(1,550,596)	(2,013,786)
Total assets	[1]	(4,017,309)	(349,700)
Total liabilities	[1]	(3,509,280)	711,796
External Customers [Member] | Reportable segments [member]
Disclosure of operating segments [line items]
Service income		12,278,466	13,248,591
External Customers [Member] | Reportable segments [member] | Lending Related Business [Member]
Disclosure of operating segments [line items]
Service income		12,277,668	13,258,127
External Customers [Member] | Reportable segments [member] | Digital Banking Business [Member]
Disclosure of operating segments [line items]
Service income		2,640	123
External Customers [Member] | Reportable segments [member] | Material reconciling items [member]
Disclosure of operating segments [line items]
Service income	[1]	(1,842)	(9,659)
Inter Segment [Member] | Reportable segments [member]
Disclosure of operating segments [line items]
Service income		0	0
Inter Segment [Member] | Reportable segments [member] | Lending Related Business [Member]
Disclosure of operating segments [line items]
Service income		16,488	10,955
Inter Segment [Member] | Reportable segments [member] | Digital Banking Business [Member]
Disclosure of operating segments [line items]
Service income		318	0
Inter Segment [Member] | Reportable segments [member] | Material reconciling items [member]
Disclosure of operating segments [line items]
Service income	[1]	¥ (16,806)	¥ (10,955)

[1]	Others and eliminations mainly represented the Group’s assets, liabilities, income and expenses that are held or incurred for corporate function; or unable to be allocated to a segment on a reasonable basis.